Financial Liabilities at Amortized Cost (Tables)	12 Months Ended
Dec. 31, 2025
Financial Liabilities at Amortized Cost [Abstract]
Schedule of Financial Liabilities at Amortized Cost
	December 31, 2024	December 31, 2025

Current:
Subsidiary’s preferred shares liabilities	$-	$521,003
Add: Net exchange differences	-	(11,935)
	$-	$509,068
Non-current:
Subsidiary’s preferred shares liabilities	$1,953,761	$1,432,758
Add: Net exchange differences	(123,935)	(32,822)
	$1,829,826	$1,399,936

Schedule of Profit or Loss in Relation to Financial Liabilities at Amortized Cost	Amounts recognized in profit or loss in relation to financial liabilities at amortized cost are listed below:
	Year ended December 31,
	2023	2024	2025

Finance costs	$27,543	$28,041	$28,889